Other Comprehensive Income - Schedule of Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Items that may be reclassified to the income statement
Currency translation adjustment disposed	£ (4)	£ (51)
Attributable tax	(4)	9	£ (5)
Items that are not reclassified to the income statement
Fair value gain on other financial assets	8	13
Attributable tax		(4)
Attributable tax	9	(42)	58
Other comprehensive income/(expense) for the year	124	(155)	690
Group [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	91	(158)	910
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations	22	175	(268)
Associates [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(1)	(104)	3
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations	3	7	(8)
Fair value reserve [member]
Items that are not reclassified to the income statement
Fair value gain on other financial assets	8	13
Other comprehensive income/(expense) for the year	8	13
Translation reserve [member]
Items that may be reclassified to the income statement
Currency translation adjustment disposed	(4)	(51)
Items that are not reclassified to the income statement
Other comprehensive income/(expense) for the year	86	(313)	912
Translation reserve [member] | Group [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	91	(158)	909
Translation reserve [member] | Associates [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(1)	(104)	3
Retained earnings [member]
Items that may be reclassified to the income statement
Attributable tax	(4)	9	(5)
Items that are not reclassified to the income statement
Attributable tax		(4)
Attributable tax	9	(42)	58
Other comprehensive income/(expense) for the year	30	145	(223)
Retained earnings [member] | Group [member]
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations	22	175	(268)
Retained earnings [member] | Associates [member]
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations	3	7	(8)
Equity attributable to equity holders of the company [member]
Items that may be reclassified to the income statement
Currency translation adjustment disposed	(4)	(51)
Attributable tax	(4)	9	(5)
Items that are not reclassified to the income statement
Fair value gain on other financial assets	8	13
Attributable tax		(4)
Attributable tax	9	(42)	58
Other comprehensive income/(expense) for the year	124	(155)	689
Equity attributable to equity holders of the company [member] | Group [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	91	(158)	909
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations	22	175	(268)
Equity attributable to equity holders of the company [member] | Associates [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(1)	(104)	3
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations	£ 3	£ 7	(8)
Non-controlling interest [member]
Items that are not reclassified to the income statement
Other comprehensive income/(expense) for the year			1
Non-controlling interest [member] | Group [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations			£ 1